Fees Summary	Sep. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,130,000
Previously Paid Amount	0.00
Total Fee Amount	314.39
Total Offset Amount	0.00
Net Fee	314.39
Narrative - Max Aggregate Offering Price	$ 2,130,000
Final Prospectus	true